Income tax expenses (Details 3)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Tax loss carried forwards	$ 3,307,956	21,015,447	24,721,823
Future deductible expenditure	1,297,545	8,243,306	8,243,306
Fair value change of property, plant and equipment	47,038	298,831	0
Allowance for doubtful debts	390,616	2,481,580	3,694,485
Total deferred tax assets	5,043,155	32,039,164	36,659,614
Less: valuation allowance	(4,996,117)	(31,740,333)	(36,659,614)
Total net deferred tax assets (non-current)	47,038	298,831	0
Deferred Tax Liabilities, Gross [Abstract]
Property, plant and equipment and intangible assets (non-current)	$ 1,194,069	7,585,920	4,589,541